Financial Data by Segment (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Jun. 28, 2014	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Net sales
Net sales	$ 461,238	$ 499,419	$ 498,013	$ 439,898	$ 422,584	$ 347,263	$ 288,979	$ 291,538	$ 287,082		$ 1,859,914	$ 1,214,862	$ 1,155,163
Operating income (loss)
Operating income (loss)	35,830				9,151						18,198	7,168	37,165
Special charges, net	(6,022)				(8,711)						(59,185)	(33,188)	(19,592)
Depreciation and amortization expense
Depreciation and amortization expense	30,255				24,606						118,255	76,293	66,706
Unallocated Corporate
Capital spending	11,010				14,115					$ 14,115	82,457	54,642	51,625
Successor
Unallocated Corporate
Capital spending													51,625
Personal Care [Member]
Net sales
Net sales	235,229				194,470
Infection Prevention [Member]
Net sales
Net sales	79,856				80,439
High Performance Solutions [Member]
Net sales
Net sales	146,153				147,675
Eliminations
Operating income (loss)
Operating income (loss)	360				(37)
Operating Segments
Operating income (loss)
Operating income (loss)	41,852				17,862						77,383	40,356	56,757
Depreciation and amortization expense
Depreciation and amortization expense	28,601				23,580						112,557	71,497	64,041
Unallocated Corporate
Operating income (loss)
Operating income (loss)	(16,417)				(13,254)
Depreciation and amortization expense
Depreciation and amortization expense	558				340
Unallocated Corporate
Capital spending	186				747
Unallocated Amount to Segment
Depreciation and amortization expense
Depreciation and amortization expense	1,654				1,026
Europe [Member]
Net sales
Net sales	112,389				143,621						530,440	316,400	294,120
Unallocated Corporate
Capital spending	3,107				2,509
Europe [Member] | Operating Segments
Operating income (loss)
Operating income (loss)	9,755				6,232
Depreciation and amortization expense
Depreciation and amortization expense	4,000				5,887
North America [Member]
Net sales
Net sales	208,322				193,298
Operating income (loss)
Operating income (loss)	29,197				17,783
Depreciation and amortization expense
Depreciation and amortization expense	12,677				9,828
Unallocated Corporate
Capital spending	3,447				6,051
South America [Member]
Net sales
Net sales	93,086				38,150
Operating income (loss)
Operating income (loss)	13,674				2,986
Depreciation and amortization expense
Depreciation and amortization expense	5,845				1,953
Unallocated Corporate
Capital spending	802				2,208
Asia [Member]
Net sales
Net sales	47,441				47,515						194,676	172,597	156,746
Unallocated Corporate
Capital spending	3,468				2,600
Asia [Member] | Operating Segments
Operating income (loss)
Operating income (loss)	5,283				4,152
Depreciation and amortization expense
Depreciation and amortization expense	$ 5,521				$ 5,572
North America
Net sales
Net sales											828,633	572,095	542,788
Unallocated Corporate
Capital spending											35,351	11,754	4,909
North America | Operating Segments
Operating income (loss)
Operating income (loss)											87,159	51,485	49,988
Depreciation and amortization expense
Depreciation and amortization expense											48,173	27,614	28,072
South America [Member]
Net sales
Net sales											306,164	153,770	161,509
Operating income (loss)
Operating income (loss)											6,791	7,681	18,047
Depreciation and amortization expense
Depreciation and amortization expense											18,652	8,458	9,204
Unallocated Corporate
Capital spending											10,819	3,991	611
Europe
Net sales
Net sales											530,440	316,400	294,120
Unallocated Corporate
Capital spending											15,812	6,419	8,802
Europe | Operating Segments
Operating income (loss)
Operating income (loss)											21,484	8,571	11,102
Depreciation and amortization expense
Depreciation and amortization expense											22,061	13,695	11,267
Asia
Net sales
Net sales											194,677	172,597	156,746
Unallocated Corporate
Capital spending											16,511	31,122	36,626
Asia | Operating Segments
Operating income (loss)
Operating income (loss)											17,352	17,809	18,130
Depreciation and amortization expense
Depreciation and amortization expense											22,009	19,954	13,780
Unallocated Corporate
Operating income (loss)
Operating income (loss)											(54,954)	(45,059)	(40,586)
Depreciation and amortization expense
Depreciation and amortization expense											1,662	1,776	1,718
Unallocated Corporate
Capital spending											3,964	1,356	677
Eliminations
Operating income (loss)
Operating income (loss)											(449)	(131)	76
Unallocated Amount to Segment
Depreciation and amortization expense
Depreciation and amortization expense											$ 5,698	$ 4,796	$ 2,665